INVESTMENT IN PREMIUM NICKEL RESOURCES INC (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 23, 2022	Feb. 17, 2022	Apr. 20, 2021
IfrsStatementLineItems [Line Items]
Par value per share						$ 0.24
Assets	$ 41,683,000	$ 39,644,000
Profit (loss)	(3,996,000)	(2,741,000)	$ (28,859,000)
Professional fees expense	94,000	158,000	182,000
Administrative expenses	105,000	74,000	$ 220,000
Amounts receivable, related party transactions	$ 199,000	$ 55,000
Premium Nickel Resources [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	10.00%
Premium Nickel Resources [Member] | Non-adjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method				$ 199,145
Percentage of voting equity interests acquired					9.80%
Memorandum of Understanding [Member] | Premium Nickel Resources [Member]
IfrsStatementLineItems [Line Items]
Number of units subscribed	2,400,000
Par value per share	$ 0.01
Investments accounted for using equity method	$ 24,000
Investment description	The Company’s initial investment also included Premium Nickel issuing the Company a non-transferable share purchase warrant (the “Warrant”), which entitles the Company to purchase common shares of Premium Nickel, for up to 15% of the capital of Premium Nickel upon payment of US $10 million prior to the fifth anniversary of the date of issue
Assets	$ 4,770,937
Profit (loss)	1,688,310
Memorandum of Understanding [Member] | Premium Nickel Resources [Member] | Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of units subscribed		4,657,711
Investments accounted for using equity method	441,446	$ 154,164
Proportion of ownership interest in subsidiary		11.01%
Service Agreement [Member] | Premium Nickel Resources [Member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	$ 2,225,589	$ 701,305
Investment description	The Company will charge Premium Nickel for expenses incurred and has the right to charge a 2% administrative fee on third party expenses. The Company will invoice Premium Nickel on a monthly basis and payment shall be made by Premium Nickel no later than 15 days after receipt of such invoice. The term of the Service Agreement is for an initial period of 3 years and can be renewed for an additional 1 year period. The Service Agreement can be terminated within 30 days notice, for non-performance, by the Company giving 6 months notice or Premium Nickel within 90 days provided the Company no longer owns at least 10% of the outstanding common shares of Premium Nickel.
Professional fees expense	$ 2,370,444	647,164
Administrative expenses	42,315	8,495
Amounts receivable, related party transactions	$ 199,145	$ 54,619